Share capital and share premium account (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Share Capital and Share Premium

	Ordinary Shares of 25p each		Share premium
	Number	£m	£m
Share capital issued and fully paid
At 1 January 2018	5,372,553,820	1,343	3,019
Issued under employee share schemes	6,513,804	2	72

At 31 December 2018	5,379,067,624	1,345	3,091
Issued under employee share schemes	4,034,607	1	50
Ordinary shares acquired by ESOP Trusts	—	—	33

At 31 December 2019	5,383,102,231	1,346	3,174
Issued under employee share schemes	2,087,386	—	29
Ordinary shares acquired by ESOP Trusts	—	—	78

At 31 December 2020	5,385,189,617	1,346	3,281

Summary of Share Capital